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                                                                    July 1, 2001
 FUND PROFILE
T. ROWE PRICE
Summit Funds -Taxable Income

 A money market fund and a government mortgage fund for investors seeking income.

TROWEPRICELOGO

This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.
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FUND PROFILE
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 What is each fund's objective?

   Cash Reserves Fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

   GNMA Fund seeks a high level of income and maximum credit protection by investing at least 65% of total assets in GNMA securities backed by the full faith and credit of the U.S. government.


 What is each fund's principal investment strategy?

   Cash Reserves Fund is a money market fund managed to provide a stable share price of $1.00 that invests in high-quality, U.S. dollar-denominated money market securities of U.S. and foreign issuers. The fund's average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

   GNMA Fund We will invest at least 65% of total assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), an agency of the Department of Housing and Urban Development. These securities represent "pools" of mortgage loans that are either guaranteed by the Federal Housing Administration or the Veterans Administration. Mortgage lenders pool individual home mortgages to back a certificate or bond, which is then sold to investors. Interest and principal payments from the underlying mortgages are passed through to investors.

   GNMA guarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury. GNMAs generally offer higher yields than Treasuries of similar maturity. The GNMA guarantee does not apply in any way to the price of GNMA securities or the fund's share price, both of which will fluctuate with market conditions.

   Up to 35% of assets can be invested in other types of high-quality securities (AAA or AA), which are not guaranteed by the U.S. government, such as privately issued mortgage securities and corporate bonds. The fund may also purchase derivatives. The fund's effective maturity generally will vary between three and 12 years and will be influenced by principal prepayments of GNMA and other mortgage-backed securities.
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FUND PROFILE
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   In selecting securities, fund managers may weigh the characteristics of various types of mortgage securities and examine yield relationships in the context of their outlook for interest rates and the economy. For example, if rates are expected to fall, the manager may purchase mortgage securities expected to have below-average prepayment rates and may also purchase Treasury notes or bonds, which may appreciate in that environment.


 Table 1  Differences Among Funds
                                  Credit-Quality                    Expected Share      Expected Average
  Fund                            Categories              Income    Price Fluctuation   Maturity
  Cash Reserves                   Two highest short       Lowest    Stable              90 days or less
                                  term
                                 -------------------------------------------------------------------------
  GNMA                            Two highest             Highest   Higher              3 to 12 years
 --------------------------------------------------------------------------------------------------------------


   Each fund may sell holdings for a variety of reasons, such as to adjust a portfolio's average maturity or quality, or to shift assets into higher-yielding securities.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.


 What are the main risks of investing in the funds?

   Cash Reserves Fund
   Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   GNMA Fund
  . Interest rate risk This is the decline in bond prices that accompanies a rise in the overall level of interest rates. It is the major source of risk for investors in this fund. Interest rate risk will be greater for the GNMA Fund to the extent it invests in the forward market.

  . Credit risk  This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. The
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FUND PROFILE
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   fund's exposure to credit risk is low since it invests primarily in GNMAs, which are backed by the full faith and credit of the U.S. government. The remaining 35% of assets are high quality but not necessarily government backed.

  . The fund may continue to hold a security that has been downgraded after purchase.

  . Prepayment risk and extension risk Because the fund can invest in mortgage-backed securities, it has special risks related to changing interest rates. A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. The loss of high-yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the bond's potential price gain as rates fall, reduce the bond's yield, or even cause the bond's price to fall below what an investor paid for it, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Derivatives risk Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only (PO) securities known as "strips." The value of these instruments is derived from an underlying pool of mortgage-backed securities or a CMO. All these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage or interest rate environment.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . The yield of each fund will fluctuate with changing market conditions and interest rate levels. The GNMA Fund's share price will fluctuate as interest rates change, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. These funds may be appropriate for you if you seek higher yields for the fixed-income portion of your portfolio and can meet the funds' $25,000 initial purchase requirement. Use the table entitled Differences Among Funds, which summarizes each fund's main characteristics, to help choose a fund (or funds) for your particular needs. For example, only the money fund is
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   designed to provide principal stability, which makes it a good choice for you if the stability and accessibility of your investment are more important than the opportunity for higher income or total return. However, if you are investing for the highest possible income and can tolerate some price fluctuation, you should consider the GNMA Fund. The funds may be used for both regular and tax-deferred accounts, such as IRAs.

  . The funds should not represent your complete investment program or be used for short-term trading purposes.


 How has each fund performed in the past?

   The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.

                              LOGO
 LOGO





                       Calendar Year Total Returns
      Fund        "94"    "95"    "96"   "97"   "98"   "99"    "00"
 --------------------------------------------------------------------------
  Cash Reserves   4.02    5.71   5.17   5.34   5.33    4.94    6.16
  GNMA           -2.25   17.76   3.36   9.77   6.97   -0.26   11.27
 --------------------------------------------------------------------------

 Cash Reserves   Quarter ended Total return

 Best quarter   12/31/00  1.58%
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 Worst quarter  3/31/94   0.74%



 GNMA           Quarter ended Total return

 Best quarter   3/31/95   5.36%

 Worst quarter  3/31/96   -1.96%
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
 Table 2 Average Annual Total Returns
                                       Periods ended 06/30/2001
                                          Shorter of 10 years
                         1 year  5 years  or since inception    Inception date
 ------------------------
  Cash Reserves Fund      5.77%   5.39%          5.18%             10/29/93
  Lipper Money Market
  Funds Average           5.26    4.96           4.84

  GNMA Fund              10.62    7.23           6.54              10/29/93
  Salomon GNMA Index     10.88    7.68           7.07///a/
  Lipper GNMA Funds       9.98    6.77           6.12///a/
  Average
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



 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any. The money fund's $1.00 share price is not guaranteed. /a/ Since 10/31/93.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

   Each T. Rowe Price Summit Fund has a fee covering investment management and ordinary, recurring operating expenses (other than fees and expenses for the funds' independent directors). In contrast, most mutual funds have a fixed management fee plus a fee for operating expenses.


 Table 3 Fees and Expenses of the Funds
                                                  Annual fund operating expenses
                                           (expenses that are deducted from fund assets)
                                                                         Total annual fund
  Fund                                 Management fee   Other expenses  operating expenses
 --------------------------------------

  Cash Reserves                             0.45%           0.00%              0.45%
                                       ------------------------------------------------------
  GNMA                                      0.60            0.00               0.60
 -------------------------------------------------------------------------------------------------



   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:
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FUND PROFILE
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
     Fund           1 year  3 years  5 years  10 years
    ---------------------------------------------------------
     Cash Reserves   $46     $144     $252      $567
                    ------------------------------------
     GNMA             61      192      335       750
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



 Who manages the funds?

   The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  . Cash Reserves Fund Edward A. Wiese manages the fund day to day and has been chairman of its Investment Advisory Committee since its inception. He joined
   T. Rowe Price in 1984 and has been managing investments since 1985.

  . GNMA Fund Connice A. Bavely manages the fund day to day and has been chairman of its Investment Advisory Committee since 2000. She joined T. Rowe Price as a senior portfolio manager in 1998. Previously, Ms. Bavely was a partner and senior portfolio manager at Atlantic Asset Management Partners, LLC for six years.

 To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan's toll-free number for additional information. Also note that this profile may include funds not available through your plan.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $25,000. The minimum subsequent investment is $1,000 ($100 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com

LOGO

                                                                     RPS C09-035
 T. Rowe Price Investment Services, Inc., Distributor
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 When will I receive income and capital gain distributions?

   Each fund distributes income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.